Debt - Narrative (Details)							3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 25, 2022 USD ($)	Sep. 23, 2021 USD ($)	Sep. 02, 2021 USD ($)	Jul. 30, 2021 USD ($)	Jun. 18, 2021 USD ($)	Jan. 15, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 21, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Apr. 14, 2022 USD ($)	Sep. 03, 2021 USD ($)	Feb. 17, 2021 USD ($)	Oct. 28, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 01, 2020 USD ($)
Debt Instrument [Line Items]
Draw down amount							$ 0	$ 45,970,000	$ 1,463,000	$ 81,289,000	$ 53,024,000
Forgiveness amount					$ 600,000
Available liquidity							30,900,000
Cash and cash equivalents							5,938,000			$ 22,076,000	20,523,000
Line of credit							25,000,000
Available liquidity											25,500,000
Borrowings outstanding under credit facility											5,000,000
Subsequent Event | Private Placement
Debt Instrument [Line Items]
Sale of stock, amount authorized to issue and sell												$ 80,000,000
DSS PPP Loan
Debt Instrument [Line Items]
Face amount																	$ 1,100,000
Interest rate																	1.00%
Repayments of debt											500,000
Medium-term Notes | Adams Street Capital Agreement
Debt Instrument [Line Items]
Credit amount															$ 31,000,000
Draw down amount						$ 15,000,000
Additional borrowing capacity														$ 32,000,000
Net leverage ratio			6.50
Medium-term Notes | Adams Street Delayed Draw Term Loan
Debt Instrument [Line Items]
Credit amount															15,000,000
Line of Credit | Adams Street Capital Agreement
Debt Instrument [Line Items]
Draw down amount				$ 3,000,000
Borrowings outstanding under credit facility							$ 0				0
Debt repayment		$ 3,000,000
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Credit amount	$ 25,000,000														5,000,000
Current borrowing capacity	$ 10,000,000
Commitment fee percentage	2.00%
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Credit amount	$ 25,000,000
Commitment fee percentage	2.00%
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Current borrowing capacity	$ 15,000,000
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | First Covenant
Debt Instrument [Line Items]
Current borrowing capacity	5,000,000
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | First Covenant | Subsequent Event
Debt Instrument [Line Items]
Current borrowing capacity	$ 5,000,000
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | First Covenant | Eurocurrency Rate
Debt Instrument [Line Items]
Interest rate	6.00%
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | First Covenant | Eurocurrency Rate | Subsequent Event
Debt Instrument [Line Items]
Interest rate	6.00%
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | First Covenant | Base Rate
Debt Instrument [Line Items]
Interest rate	5.00%
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | First Covenant | Base Rate | Subsequent Event
Debt Instrument [Line Items]
Interest rate	5.00%
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | Second Covenant
Debt Instrument [Line Items]
Current borrowing capacity	$ 5,000,000
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | Second Covenant | Subsequent Event
Debt Instrument [Line Items]
Current borrowing capacity	$ 5,000,000
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | Second Covenant | Eurocurrency Rate
Debt Instrument [Line Items]
Interest rate	7.50%
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | Second Covenant | Eurocurrency Rate | Subsequent Event
Debt Instrument [Line Items]
Interest rate	7.50%
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | Second Covenant | Base Rate
Debt Instrument [Line Items]
Interest rate	6.50%
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility | Second Covenant | Base Rate | Subsequent Event
Debt Instrument [Line Items]
Interest rate	6.50%
Notes Payable to Banks | SVB Loan
Debt Instrument [Line Items]
Face amount															$ 51,100,000	$ 45,400,000
Debt repayment			$ 41,600,000
Notes Payable to Banks | D&O Financing Loan
Debt Instrument [Line Items]
Face amount													$ 3,000,000
Interest rate													1.74%
Loan
Debt Instrument [Line Items]
Debt repayment											$ 600,000